Restricted net assets (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Receivables [Abstract]
Percentage of annual appropriations net of tax income prior to payment of dividends as the statutory general reserve	10.00%
Restricted net assets	¥ 9,328,872
Percentage of restricted net assets	55.40%